Income Taxes - Components of Income Tax Expense (Benefit) (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of Income Tax Expense (Benefit)
Income tax expense (benefit) for policyholder tax attributable to policyholder earnings			€ 23
Total current tax expense benefits from previously unrecognized tax losses, tax credits and deductible temporary differences		€ 5	7
Reduction/(increase) of total deferred tax benefit due to previously unrecognized tax losses (tax credits/deductible tem-porary differences) and the reversal of previous write-downs of deferred tax assets and expenses arising from write-downs of deferred tax assets	€ (253)	€ (163)	€ (38)
Domestic income tax rate used for calculating deferred tax assets and liabilities	31.30%	31.30%	31.30%
From DB Group recognized deferred tax assets for entities which suffer a loss	€ 6,500	€ 5,900
Temporary differences associated with the Group's parent company's investments in subsidiaries, branches and associates and interests in joint ventures of which no deferred tax liabilities were recognized	€ 27	€ 72